Leases and Commitments - Summary of Lease Term and Discount Rate (Details)	Sep. 30, 2024	Dec. 31, 2023
Leases and Commitments
Weighted average remaining lease term	1 year 10 months 17 days	2 years 4 months 28 days
Weighted average discount rate	5.00%	5.00%